Submission	Jul. 10, 2026
Submission [Line Items]
Central Index Key	0001839970
Registrant Name	BlossomHill Therapeutics, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES